Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
Other Comprehensive Income, Available-For-Sale Securities, Net Unamortized (Gain) Loss Arising During Period, Net of Tax	$ 0.0		$ 0.0	$ 0.0
After-tax components of comprehensive income (loss)
Foreign Currency Translation Adjustment, Beginning Balance	(70.5)		22.2	3.1
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, Net of Tax	0.0		0.0	0.0
Reclassification from other comprehensive income to earnings	0.0		0.0	0.0
Foreign currency translation adjustment	(41.0)		(92.7)	19.1
Foreign Currency Translation Adjustment, Ending Balance	(111.5)		(70.5)	22.2
Accumulated Other Comprehensive Income Loss Acturial Loss Associated With Postretirement Plans And Workers Compensation Obligation Net Of Tax					$ (317.5)	$ (205.8)	$ (411.7)	$ (464.9)
Other Comprehensive Income (Loss), Postretirement Plans and Workers' Compensation Obligations, Period Increase Decrease, Net of Tax	0.0		0.0	0.0
Reclassification from other comprehensive income to earnings	31.0		95.0	53.2
Current period change	(142.7)		110.9	0.0
Prior Service Cost Associated with Postretirement Plans, Beginning Balance	12.0		12.7	(9.6)
Other Comprehensive Income (Loss), Prior Service Cost Associated with Postretirement Plans, Period Increase Decrease, Net of Tax	0.0		0.0	0.0
Reclassification from other comprehensive income to earnings	1.7		0.7	2.2
Current period change	11.4		(1.4)	20.1
Prior Service Cost Associated with Postretirement Plans, Ending Balance	25.1		12.0	12.7
Cash Flow Hedges, Beginning Balance	(155.7)		387.5	335.7
Increase in fair value of cash flow hedges, net of tax	(195.0)		(333.6)	350.4
Reclassification from other comprehensive income to earnings	(10.2)		(209.6)	(298.6)
Current Period Change	0.0		0.0	0.0
Cash Flow Hedges, Ending Balance	(360.9)		(155.7)	387.5
Available-For-Sale Securities Adjustment, Beginning Balance	0.8		0.3	(6.7)
Unrealized holding losses on available-for-sale securities	(3.7)		(12.3)	(15.5)
Reclassification from other comprehensive income to earnings	2.9		12.8	22.5
Available-For-Sale Securities Adjustment, Ending Balance	0.0		0.8	0.3
Total Accumulated Other Comprehensive Income (Loss), Beginning Balance	(764.8)		(419.2)	11.0	$ (764.8)	$ (419.2)	$ 11.0	$ (142.4)
Accumulated Other Comprehensive Loss Net Change in Fair Value of Cash Flow Hedges and Available for Sale Securities	(198.7)		(345.9)	334.9
Total Accumulated Other Comprehensive Income (Loss), Reclassification	25.4		(101.1)	(220.7)
Total Accumulated Other Comprehensive Income (Loss), Current period change net of tax	(172.3)		16.8	39.2
Total Accumulated Other Comprehensive Income (Loss), Ending Balance	(764.8)		(419.2)	11.0
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Cash flow hedges	(47.9)	[1]	174.3	$ 400.0
Available-for-sale securities before income taxes	(4.7)		(21.3)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	1.8		8.5
Net actuarial loss associated with postretirement health care and life insurance benefits operating costs and expenses [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	14.5		24.1
Settlement charges related to the Patriot bankruptcy reorganization [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	0.0		61.3
Net actuarial loss defined benefit pension plans operating costs and expenses [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	24.8		54.4
Net actuarial loss defined benefit pension plans restructuring and pension settlement charges [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	8.7		0.0
Net actuarial loss defined benefit pension plans selling and administrative expenses [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	5.4		11.3
Net actuarial loss insignificant items [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	(4.1)		1.1
Net actuarial loss associated with postretirement plans and workers compensation obligations total before income taxes [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	49.3		152.2
Net income tax benefit actuarial loss [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	(18.3)		(57.2)
Prior service cost associated with postretirement health care and life insurance benefits operating costs and expenses [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	1.3		(1.7)
Settlement charges related to the Patriot bankruptcy reorganization prior service cost [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	0.0		1.9
Prior service cost defined benefit pension plans operating costs and expenses [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	1.3		1.0
Prior service cost associated with postretirement plans before income taxes (provision) [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	2.6		1.2
Prior service costs associated with postretirement plans income tax benefit [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Net actuarial loss and prior service cost associated with postretirement plans and workers compensation obligations	0.9		0.5
Cash flow hedges foreign currency cash flow hedge contracts operating costs and expenses [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Cash flow hedges	27.3		(162.4)
Cash flow hedges fuel and explosives commodity swaps operating costs and expenses [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Cash flow hedges	22.3		(11.4)
Cash flow hedges coal trading and commodity futures, swaps and options other revenues [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Cash flow hedges	(63.9)		(130.6)
Cash flow hedges insignificant items [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Cash flow hedges	0.4		0.5
Cash flow hedges total before income taxes [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Cash flow hedges	(13.9)		(303.9)
Cash flows hedges income tax provision [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Cash flow hedges	(3.7)		(94.3)
Available-for-sale securities debt securities interest income [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Available-for-sale securities before income taxes	0.0		0.2
Available-for-sale securities equity securities asset impairment and mine closure costs [Member]
Other Comprehensive (Income) Loss, Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, before Tax [Abstract]
Available-for-sale securities before income taxes	$ (4.7)		$ (21.5)

[1]	Includes the reclassification from "Accumulated other comprehensive loss" into earnings of $136.9 million of previously unrecognized gains on foreign currency cash flow hedge contracts monetized in the fourth quarter of 2012.